Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31
	2012	2013
	US$ thousands

Machinery and equipment	3,240	4,028
Office furniture and equipment	294	389
Leasehold improvements	441	486

Property, plant and equipment	3,975	4,903

Accumulated depreciation	(2,785)	(3,424)

Property, Plant and equipment, net	1,190	1,479

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 were US$ 379 thousand, US$ 454 thousand and US$ 639 thousand, respectively.